Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 264,524	$ 235,801
Restricted cash	368	35,800
Marketable securities	13,853	0
Trade accounts receivable, net	57,367	13,324
Related party receivables	10,234	3,457
Other receivables	29,121	19,545
Inventories	25,779	19,137
Voyages in progress	52,167	21,588
Prepaid expenses and accrued income	4,315	2,928
Current portion of investment in finance lease	9,329	0
Other current assets	408	2,126
Current assets held for distribution	0	83,202
Total current assets	467,465	436,908
Long-term assets
Newbuildings	266,233	227,050
Vessels and equipment, net	1,189,198	861,919
Vessels and equipment under capital lease, net	694,226	0
Investment in associated company	0	59,448
Deferred charges	3,186	4,763
Other long term assets	417	1,678
Investment in finance lease	40,656	0
Goodwill	225,273	0
Long-term assets held for distribution	0	910,002
Total assets	2,886,654	2,501,768
Current liabilities
Short-term debt and current portion of long-term debt	57,575	44,052
Current portion of obligations under capital leases	89,798	0
Related party payables	28,720	3,422
Trade accounts payable	9,500	2,580
Accrued expenses	29,689	11,744
Value of unfavorable time charter contracts	6,799	0
Derivative instruments payable	4,081	0
Other current liabilities	15,875	140,630
Current liabilities held for distribution	0	34,779
Total current liabilities	242,037	237,207
Long-term liabilities
Long-term debt	748,881	473,523
Obligations under capital leases	446,553	0
Other long-term liabilities	2,840	0
Long-term liabilities held for distribution	0	343,688
Total liabilities	$ 1,440,311	$ 1,054,418
Commitments and contingencies
Equity
Share capital (2015: 781,937,649 shares; 2014: 583,561,845 shares. All shares par value $1.00.)	$ 781,938	$ 635,205
Treasury shares	0	(50,397)
Contributed surplus	474,129	0
Additional paid in capital	109,386	382,373
Accumulated other comprehensive loss	(383)	0
Retained earnings	81,212	156,399
Total equity attributable to the Company	1,446,282	1,123,580
Non-controlling interest	61	323,770
Total equity	1,446,343	1,447,350
Total liabilities and equity	$ 2,886,654	$ 2,501,768